UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:   Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Enhanced Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

            Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 92.4%

France — 7.6%
Danone SA	2,361	$203,203
Sanofi	670	59,128
Sodexo SA	336	43,069
TOTAL SA	194	11,248
Unibail-Rodamco SE	251	64,353
Vinci SA	338	36,531

		417,532
Germany — 1.4%
Innogy SE(a)	1,067	40,677
Vonovia SE	753	37,133

		77,810
Hong Kong — 2.8%
Sun Hung Kai Properties Ltd.	9,000	155,600

India — 0.8%
Infosys Ltd. — ADR	2,512	45,241

Indonesia — 0.5%
Siloam International Hospitals Tbk PT(b)	39,976	26,350

Ireland — 0.4%
Medtronic PLC	260	22,331

Italy — 2.8%
Ei Towers SpA	809	49,417
Luxottica Group SpA	743	47,774
RAI Way SpA	7,228	44,331
Snam SpA	2,180	10,604

		152,126
Japan — 13.3%
Ajinomoto Co., Inc.	4,000	76,087
Astellas Pharma, Inc.	5,500	72,332
East Japan Railway Co.	1,900	189,648
KDDI Corp.	1,000	25,378
Kyushu Railway Co.	1,700	54,674
Nippon Telegraph & Telephone Corp.	500	23,942
Otsuka Holdings Co. Ltd.	400	17,769
Seven & i Holdings Co. Ltd.	200	8,252
Tokyo Gas Co. Ltd.	5,600	133,620
Toray Industries, Inc.	6,100	60,853
West Japan Railway Co.	900	67,700

		730,255
Netherlands — 1.3%
Royal Dutch Shell PLC — ADR, Class A	983	69,046

Portugal — 0.9%
NOS SGPS SA	7,110	48,418

Singapore — 1.3%
CapitaLand Ltd.	24,400	71,240

Security	Shares	Value
South Korea — 0.8%
KT&G Corp.	449	$44,780

Switzerland — 2.0%
Nestle SA, Registered Shares	1,251	108,064

Taiwan — 3.9%
Chunghwa Telecom Co. Ltd.	19,000	70,661
Far EasTone Telecommunications Co. Ltd.	25,000	65,190
Taiwan Mobile Co. Ltd.	20,000	76,513

		212,364
United Kingdom — 5.4%
BAE Systems PLC	3,772	31,825
Berkeley Group Holdings PLC	334	18,806
GlaxoSmithKline PLC	1,686	31,383
Meggitt PLC	7,133	46,990
National Grid PLC	635	7,276
Vodafone Group PLC — ADR	4,982	160,520

		296,800
United States — 47.2%
Air Products & Chemicals, Inc.	1,245	209,621
Allstate Corp.	207	20,445
American Tower Corp.	110	16,247
Baxter International, Inc.	454	32,702
Berkshire Hathaway, Inc., Class B(b)	152	32,586
Charter Communications, Inc., Class A(b)	205	77,336
Colgate-Palmolive Co.	254	18,857
Comcast Corp., Class A	4,429	188,365
CVS Health Corp.	693	54,532
DowDuPont, Inc.	2,343	177,084
Fortune Brands Home & Security, Inc.	284	20,144
General Electric Co.	2,734	44,209
Gilead Sciences, Inc.	629	52,710
Hartford Financial Services Group, Inc.	390	22,916
HCA Healthcare, Inc.(b)	1,545	156,292
Johnson & Johnson	148	20,452
Liberty Broadband Corp., Class A(b)	697	65,964
Lowe’s Cos., Inc.	253	26,497
Marsh & McLennan Cos., Inc.	1,362	113,754
Masco Corp.	337	15,050
Mastercard, Inc., Class A	207	34,983
Microsoft Corp.	349	33,159
Mohawk Industries, Inc.(b)	265	74,481
Mondelez International, Inc., Class A	508	22,555
NextEra Energy, Inc.	632	100,121
O’Reilly Automotive, Inc.(b)	392	103,758
PepsiCo, Inc.	177	21,293
Pfizer, Inc.	3,040	112,602
QUALCOMM, Inc.	324	22,113

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Schlumberger Ltd.	912	$67,105
Sempra Energy	781	83,583
Stryker Corp.	109	17,917
Thermo Fisher Scientific, Inc.	78	17,481
TJX Cos., Inc.	1,052	84,497
Travelers Cos., Inc.	207	31,033
UnitedHealth Group, Inc.	822	194,633
Verizon Communications, Inc.	429	23,196
Visa, Inc., Class A	237	29,443
Vistra Energy Corp.(b)	1,848	36,036
Williams-Sonoma, Inc.	824	42,214
Zimmer Biomet Holdings, Inc.	505	64,196

		2,582,162

Total Long-Term Investments — 92.4% (Cost — $4,702,017)		5,060,119

Security	Shares	Value
Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(c)(d)	303,547	$303,547

Total Short-Term Securities — 5.6% (Cost — $303,547)		303,547

Total Investments — 98.0% (Cost — $5,005,564)		5,363,666
Other Assets Less Liabilities — 2.0%		110,556

Net Assets — 100.0%		$5,474,222

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	83,100	220,447	303,547	$303,547	$252	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
TWD	Taiwan Dollar
USD	U.S. Dollar

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	42,000	USD	33,539	Goldman Sachs International	04/16/18	$299
CAD	103,000	USD	82,605	Goldman Sachs International	04/16/18	1,208
GBP	45,000	USD	62,592	UBS AG	04/16/18	1,486

						2,993

USD	317,345	EUR	258,000	Goldman Sachs International	04/16/18	(4,547)
USD	235,029	JPY	25,958,000	UBS AG	04/16/18	(3,780)
USD	99,496	TWD	2,926,000	UBS AG	04/16/18	(1,463)

						(9,790)

	Net Unrealized Depreciation					$(6,797)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
France	$—	$417,532	$—	$417,532
Germany	—	77,810	—	77,810
Hong Kong	—	155,600	—	155,600
India	45,241	—	—	45,241
Indonesia	26,350	—	—	26,350
Ireland	22,331	—	—	22,331
Italy	93,748	58,378	—	152,126
Japan	—	730,255	—	730,255
Netherlands	69,046	—	—	69,046
Portugal	48,418	—	—	48,418
Singapore	—	71,240	—	71,240
South Korea	44,780	—	—	44,780
Switzerland	—	108,064	—	108,064
Taiwan	141,703	70,661	—	212,364
United Kingdom	160,520	136,280	—	296,800
United States	2,582,162	—	—	2,582,162
Short-Term Securities	303,547	—	—	303,547

	$3,537,846	$1,825,820	$—	$5,363,666

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$2,993	$—	$2,993
Liabilities:
Forward foreign currency contracts	—	(9,790)	—	(9,790)

	$—	$(6,797)	$—	$(6,797)

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) January 31, 2018	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 93.7%
Belgium — 1.3%
Anheuser-Busch InBev SA	657	$74,411

Brazil — 0.6%
Azul SA — ADR(a)	1,270	37,071

Canada — 1.3%
Encana Corp.	6,330	78,365

China — 2.2%
Alibaba Group Holding Ltd. — ADR(a)	627	128,090

Finland — 0.8%
Nokia OYJ	9,489	45,771

France — 4.7%
AXA SA	1,934	63,604
Cie Generale des Etablissements Michelin	228	36,474
Compagnie de Saint-Gobain	692	40,195
Dassault Aviation SA	40	66,895
Safran SA	615	69,483

		276,651
Germany — 5.2%
Bayer AG, Registered Shares	1,327	173,887
Deutsche Telekom AG, Registered Shares	2,434	42,692
Evonik Industries AG	1,347	53,227
Siemens AG, Registered Shares	237	35,978

		305,784
Italy — 1.9%
Enel SpA	9,423	59,906
Telecom Italia SpA(a)	54,478	49,023

		108,929
Japan — 18.7%
Asahi Kasei Corp.	4,400	57,728
Bridgestone Corp.	3,400	165,940
Denso Corp.	800	50,293
Hoya Corp.	900	46,227
Japan Airlines Co. Ltd.	1,700	64,239
Komatsu Ltd.	1,300	51,093
Mitsubishi Electric Corp.	3,300	60,734
Murata Manufacturing Co. Ltd.	600	88,730
Nitto Denko Corp.	500	45,940
Rohm Co. Ltd.	400	44,066
Shin-Etsu Chemical Co. Ltd.	500	57,208
Subaru Corp.	1,500	49,963
Sumitomo Mitsui Financial Group, Inc.	1,300	58,547
Suzuki Motor Corp.	2,400	137,844
Tokio Marine Holdings, Inc.	1,200	56,738

Security	Shares	Value
Japan (continued)
Toyota Industries Corp.	900	$58,833

		1,094,123
Netherlands — 5.6%
ABN AMRO Group NV CVA(b)	1,634	55,308
ING Groep NV	3,100	60,869
Koninklijke Philips NV	4,276	174,289
Randstad Holding NV	532	37,553

		328,019
South Korea — 0.9%
Doosan Bobcat, Inc.	1,508	52,169

Spain — 2.4%
Cellnex Telecom SAU(b)	5,246	141,635

Switzerland — 3.2%
UBS Group AG, Registered Shares(a)	9,065	184,014

United Arab Emirates — 2.0%
NMC Health PLC	2,482	117,486

United Kingdom — 2.0%
HSBC Holdings PLC	4,757	50,751
Liberty Global PLC, Class A(a)	454	16,970
Smiths Group PLC	2,152	48,872

		116,593
United States — 40.9%
Acadia Healthcare Co., Inc.(a)	828	28,218
Activision Blizzard, Inc.	746	55,301
Alphabet, Inc., Class C(a)	69	80,726
Amazon.com, Inc.(a)	43	62,388
Anadarko Petroleum Corp.	1,792	107,610
Apple, Inc.	979	163,914
Axalta Coating Systems Ltd.(a)	840	26,460
Bank of America Corp.	2,083	66,656
Charles Schwab Corp.	1,075	57,341
Citigroup, Inc.	808	63,412
Cloudera, Inc.(a)	1,626	30,439
CommScope Holding Co., Inc.(a)	453	17,499
Edgewell Personal Care Co.(a)	917	51,774
Electronic Arts, Inc.(a)	468	59,417
FleetCor Technologies, Inc.(a)	254	53,975
Fortune Brands Home & Security, Inc.	1,136	80,576
Global Payments, Inc.	627	70,086
Goldman Sachs Group, Inc.	258	69,116
International Business Machines Corp.	423	69,245
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	1,581	71,161
MetLife, Inc.	1,107	53,214
MGM Resorts International	1,441	52,524
Microsoft Corp.	2,472	234,865
Morgan Stanley	3,173	179,433

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
NextEra Energy Partners LP	1,258	$56,497
Pioneer Natural Resources Co.	191	34,936
Pure Storage, Inc., Class A(a)	1,831	36,876
QUALCOMM, Inc.	1,469	100,259
Snap, Inc., Class A(a)	1,780	24,066
TripAdvisor, Inc.(a)	1,008	34,947
United Continental Holdings, Inc.(a)	1,389	94,202
WestRock Co.	1,053	70,161
Williams Cos., Inc.	4,318	135,542

		2,392,836

Total Long-Term Investments — 93.7% (Cost — $4,814,130)		5,481,947

Security	Shares	Value
Short-Term Securities — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(c)(d)	244,890	$244,890

Total Short-Term Securities — 4.2% (Cost — $244,890)		244,890

Total Investments — 97.9% (Cost — $5,059,020)		5,726,837
Other Assets Less Liabilities — 2.1%		124,729

Net Assets — 100.0%		$5,851,566

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,712	225,178	244,890	$244,890	$291	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Enhanced Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	43,000	USD	34,337	Goldman Sachs International	04/16/18	$306
CAD	109,000	USD	87,417	Goldman Sachs International	04/16/18	1,278
GBP	92,000	USD	127,965	UBS AG	04/16/18	3,038

						4,622

USD	442,807	EUR	360,000	Goldman Sachs International	04/16/18	(6,344)
USD	454,521	JPY	50,200,000	UBS AG	04/16/18	(7,310)

						(13,654)

	Net Unrealized Depreciation					$(9,032)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock GA Enhanced Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$74,411	$—	$74,411
Brazil	37,071	—	—	37,071
Canada	78,365	—	—	78,365
China	128,090	—	—	128,090
Finland	—	45,771	—	45,771
France	66,895	209,756	—	276,651
Germany	—	305,784	—	305,784
Italy	—	108,929	—	108,929
Japan	—	1,094,123	—	1,094,123
Netherlands	—	328,019	—	328,019
South Korea	—	52,169	—	52,169
Spain	—	141,635	—	141,635
Switzerland	—	184,014	—	184,014
United Arab Emirates	—	117,486	—	117,486
United Kingdom	16,970	99,623	—	116,593
United States	2,336,339	56,497	—	2,392,836
Short-Term Securities	244,890	—	—	244,890

	$2,908,620	$2,818,217	$—	$5,726,837
Derivative Financial Instruments(a) Assets:
Foreign currency exchange contracts	$—	$4,622	$—	$4,622
Liabilities:
Foreign currency exchange contracts	—	(13,654)	—	(13,654)

	$—	$(9,032)	$—	$(9,032)

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2018, there were no transfers between levels.

4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 21, 2018